Net Asset Value Per Share - Schedule of Fair Value Investments Estimated Using Net Asset Value Per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 358,682,887	$ 317,414,509
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	258,313,907	129,371,994
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Online or telephone notice
Redemption Notice Period	1 day	1 day
Managed Income Portfolio II
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 34,204,721	$ 34,396,638
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Online or telephone notice
Redemption Notice Period	1 day	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 13,022,235	$ 12,562,710
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Online or telephone notice
Redemption Notice Period	1 day	1 day
Prudential Core Plus Bond Fund Class 5
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 13,478,364
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day
Western Asset Core Bond R3
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 11,641,617
Unfunded Commitment		$ 0
Redemption Frequency		Daily
Other Redemption Restrictions		Online or telephone notice
Redemption Notice Period		1 day
MFS International Equity Fund Class 3A
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 11,542,429	$ 10,372,583
Unfunded Commitment	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	Online or telephone notice	Online or telephone notice
Redemption Notice Period	1 day	1 day
Conestoga Small/Mid-Cap Growth CIF Class C
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 16,545,729
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	Online or telephone notice
Redemption Notice Period	1 day
Conestoga Small/Mid-Cap Growth CIF Class A
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 21,150,929
Unfunded Commitment		$ 0
Redemption Frequency		Daily
Other Redemption Restrictions		Online or telephone notice
Redemption Notice Period		1 day